File Nos. 33-27172
811-5719

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 19	[X] [_] [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 19	[X] [X]

(Check appropriate box or boxes.)

DREYFUS STOCK INDEX FUND, INC.
(To be renamed Dreyfus Structured Portfolios, Inc.)
(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation 200 Park Avenue, New York, New York (Address of Principal Executive Offices)	10166 (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy To:
David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

It is proposed that this filing will become effective (check appropriate box)

____	immediately upon filing pursuant to paragraph (b)

on ________________ pursuant to paragraph (b)

____	60 days after filing pursuant to paragraph (a)(1)

____	on _______________ pursuant to paragraph (a)(1)

X	75 days after filing pursuant to paragraph (a)(2)

____	on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, January 30, 2004

Dreyfus Structured Portfolios, Inc.

REAL RETURN PORTFOLIO

Seeks to maximize real return consistent with
prudent investment management by investing in
commodity-indexed-linked derivative instruments
and inflation-indexed and other fixed-income securities

PROSPECTUS __________, 2004

You, Your Advisor And
DREYFUS [LOGO]
A Mellon Financial Company

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these securities or passed upon
the adequacy of this prospectus. Any representation
to the contrary is a criminal offense.

CONTENTS

THE PORTFOLIO

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

ACCOUNT INFORMATION

Account Policies

Distributions and Taxes

Exchange Privilege

FOR MORE INFORMATION

See back cover.

THE PORTFOLIO

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of directors will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers only Service shares.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Dreyfus Structured Portfolios, Inc.
Real Return Portfolio

[ICON] GOAL/APPROACH

The portfolio seeks to maximize real return consistent with prudent investment management. To pursue this goal, the portfolio normally invests in commodity-indexed-linked derivative instruments and inflation-indexed bonds and other fixed-income securities. The portfolio will not invest directly in physical commodities. The portfolio will invest in commodity-indexed-linked derivative instruments, such as swap agreements, commodity options, futures and options on futures and structured notes, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The value of a commodity-indexed-linked derivative instrument typically is based upon the price movement of physical commodities (such as heating oil, livestock or gold) that comprise a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The portfolio will invest its assets not invested in commodity-indexed-linked derivative instruments typically in inflation-indexed securities and other fixed-income securities, including U.S. Government securities, corporate bonds, and mortgage-related and asset-backed securities. The portfolio normally invests in fixed-income securities rated investment grade (BBB/Baa or above) or the unrated equivalent as determined by Dreyfus. The portfolio may invest up to 20% of its assets in foreign securities.

To gain exposure to the commodity markets, the portfolio will employ an "enhanced-index" strategy. Specifically, the portfolio will purchase commodity-indexed-linked derivative instruments, such as commodity swap agreements, which seek to replicate the performance of the Goldman Sachs Commodity Index (GSCI®). By purchasing derivative instruments that are linked to the performance of a broad commodity index – such as the GSCI – the portfolio should be able to reduce the risk of adverse security or sector selection within the commodity portion of its portfolio without having to commit a substantial amount of its capital. The portfolio generally will invest its remaining assets in an actively managed portfolio of inflation-indexed bonds (typically, not less than 25% of the portfolio's assets) and other fixed-income securities to provide liquidity and income and, in part, to serve as collateral backing the portfolio's commodities exposure. For the fixed-income portion of its investments, the portfolio will normally maintain an average weighted portfolio maturity of three years or less. Inflation-indexed bonds offer returns linked to changes in the rate of inflation. Because both commodities and inflation-indexed bonds have a positive correlation to inflation, the portfolio seeks to use its investment strategy to preserve the real value of investors' assets against the long-term effects of inflation.

The portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

[Side Bar]

Concepts to understand

Commodities: assets that have tangible properties, such as oil, metals and agricultural products. Historically, commodity investments have had a high correlation with changes in inflation and a low correlation to stock and bond returns.

Inflation-indexed securities: fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.

Swap agreements: privately negotiated agreements between the portfolio and a counterparty whereby the portfolio typically will receive the price appreciation (or depreciation) of a commodity index, or a portion of such an index, from the counterparty at specified intervals in exchange for paying the counterparty an agreed-upon fixed fee.

Structured notes: derivative debt instruments with principal and/or coupon payments linked to the value of commodities or commodity futures contracts or the performance of commodity indexes, the terms of which are structured by the issuer and purchaser of the note.

Goldman Sachs Commodity Index®: an unmanaged world production-weighted commodity index; the quantity of each commodity in the index is determined by the average quantity of production for the last five years of available data. Currently, the GSCI contains 26 commodities among five broad sectors: energy, industrial metals, precious metals, agriculture and livestock.

[ICON] MAIN RISKS

The portfolio's principal risks are discussed below. The value of your investment in the portfolio will fluctuate, sometimes dramatically, which means you could lose money.

•	Commodity risk. Because of the portfolio's exposure to commodities, the value of its shares will be affected by factors particular to the commodities market and may fluctuate more widely than that of a fund that invests in a broad range of industries. Commodity prices are driven by a wide range of forces, like weather and geopolitical events, creating substantial supply and demand uncertainties in the market. This can cause individual commodity prices to move sharply higher or lower, exposing the portfolio to volatility. Other associated risks are described below.

•	Derivatives risk. The portfolio typically will seek to gain exposure to the commodity markets by investing in commodity-indexed-linked derivative instruments, including swap agreements, options, futures and options on futures and structured notes. A small investment in derivatives could have a potentially large impact on the portfolio's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio's other investments. The value of a commodity-indexed-linked derivative instrument generally is based upon the price movements of physical commodities (such as energy, mineral or agricultural products) that comprise the relevant commodity index, and may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of the commodity-indexed-linked derivative instruments the portfolio buys may fluctuate significantly because the values of the underlying commodities to which the commodity indexes are linked are themselves extremely volatile.

Additionally, some derivatives the portfolio buys involve leverage (e.g., an instrument linked to the value of a commodity index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity, index, futures contract, or other economic variable. The portfolio's investment in commodity-indexed-linked derivative instruments could lose more than the principal amount invested. The derivatives in which the portfolio invests, including swaps, structured notes and commodity-linked notes, whose predominant characteristics are those of securities, are excluded from regulation under the Commodity Exchange Act. Moreover, the market for these instruments generally is unregulated and may be less liquid than the market for other commodity-linked derivative instruments.

•	Inflation-indexed bond risk. Interest payments on inflation-indexed bonds can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed bonds. Inflation-indexed bonds issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the portfolio may be required to make annual distributions to shareholders that exceed the cash the portfolio received, which may cause the portfolio to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

•	Liquidity risk. A liquid secondary market may not exist for the specially created derivative instruments the portfolio buys. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value or to accurately value them. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. In such a market, the value of such securities and the portfolio's share price may fall dramatically.

•	Interest rate risk. Prices of bonds and other debt instruments tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices. Securities with longer effective durations and maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations and maturities. Inflation adjusted bonds may react differently from other types of debt securities to changes in interest rates and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, when real interest rates rise, the prices of inflation-adjusted bonds and, accordingly, the portfolio's share price can fall. The opposite is true when real interest rates fall.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. Inflation-indexed securities issued by the U.S. Treasury or U.S. government agencies generally present minimal credit risk. However, a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

•	Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the portfolio might have to reinvest the proceeds in an investment offering a lower yield.

•	Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and most asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio's potential price gain in response to falling interest rates, reduce the portfolio's yield, or cause the portfolio's share price to fall. When interest rates rise, the effective duration of the portfolio's mortgage-related and asset-backed securities holdings may lengthen in response to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the portfolio's sensitivity to rising rates and its potential for price declines.

•	Foreign investment risk. To the extent the portfolio invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the portfolio's volatility.

•	Leveraging risk. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the portfolio's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Short sale risk. The portfolio may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio.

•	Non-diversification risk. The portfolio is non-diversified, which means that a relatively high percentage of the portfolio's assets may be invested in a limited number of issuers. Therefore, the portfolio's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

[Side Bar]

Other potential risks

Under adverse market conditions, the portfolio could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the portfolio would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

The portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

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What this portfolio is and isn't

This portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this portfolio, but you also have the potential to make money.

[ICON] PAST PERFORMANCE

As a new fund, past performance information is not available for the portfolio as of the date of this prospectus.

[ICON] EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information.

Fee table

------------------------------------------------------------
Annual portfolio operating expenses
as a % of average daily net assets
Management fees                                   ___%
Rule 12b-1 fee                                   0.25%
Other expenses                                    ___%
------------------------------------------------------------
Total                                             ___%

Expense example

                          1 Year                 3 Years
------------------------------------------------------------

                          $___                   $___

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Left Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the portfolio and assisting in all aspects of the portfolio's operations.

Rule 12b-1 fee: the fee paid to the portfolio's distributor for distributing the portfolio's shares, for advertising and marketing and shareholder account service and maintenance. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid out of the portfolio's assets on an ongoing basis, over time it will increase the cost of an investment in the portfolio and could cost investors more than paying other types of sales charges.

Other expenses: estimated fees to be paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Actual expenses may be greater or less than the amount listed in the fee table above.

[ICON] MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in approximately 200 mutual fund portfolios. The portfolio has agreed to pay Dreyfus a management fee at the annual rate of ___% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.2 trillion of assets under management, administration or custody, including approximately $625 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Gerald Thunelius is the portfolio's primary portfolio manager. Mr. Thunelius joined Dreyfus in May 1989.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON] FINANCIAL HIGHLIGHTS

As a new fund, financial highlights information is not available for the portfolio as of the date of this prospectus.

ACCOUNT INFORMATION

[ICON] ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the Exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#___________/Dreyfus Structured Portfolios, Inc.: Real Return Portfolio/Service Shares),for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of directors.

[ICON] DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year. Distributions will be reinvested in the portfolio unless the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

[Side Bar]

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

[ICON] EXCHANGE PRIVILIGE

Shareholders can exchange shares of the portfolio for Service class shares of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

FOR MORE INFORMATION

Real Return Portfolio
A series of Dreyfus Structured Portfolios, Inc.
SEC file number: 811-5719

More information on this portfolio is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

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To obtain information:

By telephone
Call 1-800-554-4611 or 516-338-3300

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

©2004 Dreyfus Service Corporation

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, January 30, 2004

DREYFUS STRUCTURED PORTFOLIOS, INC.
REAL RETURN PORTFOLIO
SERVICE SHARES
STATEMENT OF ADDITIONAL INFORMATION
______________, 2004

           This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Real Return Portfolio (the "Portfolio"), a series of Dreyfus Structured Portfolios, Inc. (the "Fund"), dated _________, 2004, as it may be revised from time to time. To obtain a copy of the Portfolio's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call 1-800-554-4611 or 516-338-3300.

           Portfolio shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies ("Participating Insurance Companies") to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies," and together with VA contracts, the "Policies"). Individuals may not purchase shares directly from the Portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies.

           The Portfolio currently offers only Service shares.

TABLE OF CONTENTS	Page

Description of the Fund and Portfolio Management of the Fund
Management Arrangements
How to Buy Shares
Distribution Plan
How to Redeem Shares
Exchange Privilege
Determination of Net Asset Value
Dividends, Distributions and Taxes
Portfolio Transactions
Performance Information
Information About the Fund and Portfolio
Counsel and Independent Accountants
Appendix -- Rating Categories	B-2 B-27 B-31 B-34 B-34 B-35 B-36 B-36 B-37 B-39 B-39 B-40 B-41 B-42

DESCRIPTION OF THE FUND AND PORTFOLIO

           The Fund is a Maryland corporation formed on January 24, 1989 that commenced operations on September 29, 1989 under the name Dreyfus Life and Annuity Index Fund, Inc. The Fund's name was changed to Dreyfus Stock Index Fund, Inc. on April 23, 2002, and to its current name on ___________, 2004. The Portfolio is a separate series of the Fund, an open-end management investment company, known as a mutual fund.

           The Dreyfus Corporation (the "Manager") serves as the Portfolio's investment advisor.

           Dreyfus Service Corporation (the "Distributor") serves as the distributor of the Portfolio's shares.

Certain Portfolio Securities

           The following information supplements and should be read in conjunction with the Portfolio's Prospectus.

           Inflation-Indexed Bonds. The Portfolio invests in inflation-indexed bonds, such as Treasury Inflation-Protection Securities ("TIPS"), which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semi-annual coupon.

           Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Portfolio also may invest in other inflation-related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

           The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

           While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

           The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

           Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of certain commodities.

           Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

           The Portfolio may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, although the Portfolio will participate in any declines in interest rates as well.

           The Portfolio also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

           Zero Coupon, Pay-in-Kind and Step-up Securities. The Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. The Portfolio may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds. The Portfolio also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay interest throughout the period to maturity, the Portfolio will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Portfolio may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Dividends, Distributions and Taxes."

           Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

           Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

           Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

           Common and Preferred Stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. The Portfolio may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

           Depositary Receipts. The Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs"), Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

           These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

           Warrants. A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. The Portfolio may invest in warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

           Investment Companies. The Portfolio may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Portfolio also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Portfolio's securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Portfolio's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

           Exchange-Traded Funds. The Portfolio may invest in shares of exchange-traded investment companies (collectively, "ETFs") which are designed to provide investment results corresponding to a securities or commodities index. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component stocks of the benchmark index. In addition, the Portfolio may invest in ETFs designed to provide investment results corresponding to a commodity index or specific commodity. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

           The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Portfolio. Moreover, the Portfolio's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

           Mortgage-Related Securities. The Portfolio may invest up to 20% of its assets in mortgage-related securities. Mortgage-related securities are collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), including debt and preferred stock issued by REITS, as well as other real estate-related securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

Residential Mortgage-Related Securities—The Portfolio may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Residential mortgage-related securities may be issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

           Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.

           Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Commercial Mortgage-Related Securities—Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the holders of senior classes against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Subordinated Securities—The Portfolio may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgages. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations ("CMOs") and Multi-Class Pass-Through-Securities—A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

           Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Portfolio also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index, such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

           Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

Stripped Mortgage-Backed Securities—Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IO and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Adjustable-Rate Mortgage Loans ("ARMs")—ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Private Entity Securities—These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Other Mortgage-Related Securities—Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

           Real Estate Investment Trusts. The Portfolio may invest in real estate investment trusts ("REITs"). A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

           REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

           Asset-Backed Securities. Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Portfolio may invest up to 5% of its total assets in these and other types of asset-backed securities that may be developed in the future.

           Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

           Participation Interests. The Portfolio may invest in short-term corporate obligations that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders"), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants."

           The Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest. The Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

           Municipal Obligations. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. The Portfolio also may acquire call options on specific municipal obligations. The Portfolio generally would purchase these call options to protect the Portfolio from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

           While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Portfolio investments. The Portfolio may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Portfolio investments. The Portfolio currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

           Illiquid Securities. The Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

           Money Market Instruments. When the Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. The Portfolio also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Investment Techniques

           The following information supplements and should be read in conjunction with the Portfolio's Prospectus.

           Borrowing Money. The Portfolio is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets.

           Leverage. Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Portfolio's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Portfolio to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

           The Portfolio may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security at principal plus accrued interest. As a result of these transactions, the Portfolio is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent the Portfolio enters into a reverse repurchase agreement, the Portfolio will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission (the "SEC"). The SEC views reverse repurchase transactions as collateralized borrowings by the Portfolio. Except for these transactions, the Portfolio's borrowings generally will be unsecured.

           Derivatives. The Portfolio may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, structured notes, and swap agreements. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Portfolio will succeed. The Portfolio may invest some or all of its assets in derivative instruments.

           Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Portfolio's performance.

           If the Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. The Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

           Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

           Neither the Fund nor the Portfolio will be a commodity pool. In addition, the Fund has claimed an exclusion from the definition of commodity pool operator and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Futures Transactions--In General. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. To the extent described in its Prospectus and this Statement of Additional Information, the Portfolio may invest in futures contracts and options on futures contracts, including those with respect to interest rates, commodities, and security or commodity indexes. To the extent the Portfolio may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon.

           Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. Transaction costs also are included in these calculations.

           The Portfolio may enter into futures contracts in U.S. domestic markets or, if applicable, on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits the Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities which are traded on domestic exchanges or those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

           Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of its net assets. Although the Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

           Successful use of futures and options with respect thereto by the Portfolio also is subject to the ability of the Manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

           Pursuant to regulations and/or published positions of the SEC, the Portfolio may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Portfolio's ability otherwise to invest those assets.

Specific Futures Transactions. The Portfolio may purchase and sell stock index futures contracts and options thereon. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

           The Portfolio may purchase and sell interest rate futures contracts and options thereon. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

           The Portfolio may purchase and sell currency futures and options thereon. A foreign currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

           The Portfolio may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties – typically, one party agrees to buy a commodity, such as an energy, agricultural or metal commodity, from the other party at a later date, price and quantity agreed upon when the contract is made. Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Portfolio invests in commodity futures contracts, the assets of the Portfolio, and therefore the prices of Portfolio shares, may be subject to greater volatility. The commodities or commodity index which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. These additional variables may create additional investment risks which subject the Portfolio's investments to greater volatility than investments in traditional securities.

Swap Agreements and Options on Swap Agreements. The Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, and specific securities and commodities. To the extent the Portfolio may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. The Portfolio also may enter into options on swap agreements.

           Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

           The Portfolio typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Portfolio may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Portfolio may be required to pay a higher fee at each swap reset date.

           A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

           Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net basis." Thus, the Portfolio's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets to avoid any potential leveraging of the Portfolio's securities. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Portfolio's investment restriction concerning senior securities.

           The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolio's repurchase agreement guidelines). In addition, it is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

           Depending on the terms of the particular option agreement, the Portfolio generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

Credit Derivatives. The Portfolio may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Portfolio's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Portfolio purchases a default option on a security, and if no default occurs with respect to the security, the Portfolio's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Portfolio's loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Options--In General. The Portfolio may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Portfolio may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

           A covered call option written by the Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

           There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. The Portfolio may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or securities indices listed on national securities exchanges or traded in the over-the-counter market. The Portfolio also may purchase and sell options in respect of specific commodities (or baskets of specific commodities) or commodity indices. An option on an index is similar to an option in respect of specific securities or commodities, except that settlement does not occur by delivery of the securities or commodities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular stock or commodity.

           The Portfolio may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

           The Portfolio may purchase cash-settled options on equity index swaps or commodity index swaps in pursuit of its investment objective. Index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities, which usually includes dividends, or commodities. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

           Successful use by the Portfolio of options will be subject to the ability of the Manager to predict correctly movements in the prices of individual stocks, the stock market generally or foreign currencies. To the extent such predictions are incorrect, the Portfolio may incur losses.

Structured Notes and Other Hybrid Instruments. Structured notes are derivative debt securities or other securities, the interest rate or principal of which is determined by an unrelated indicator, and include indexed securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note, such as the Portfolio. These notes may be issued by banks, brokerage firms, insurance companies and other financial institutions.

           A hybrid instrument can combine the characteristics of securities, commodities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

           Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Portfolio.

           Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

           Future Developments. The Portfolio may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

           Lending Portfolio Securities. The Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Portfolio also has the right to terminate a loan at any time. The Portfolio may call the loan to vote proxies if a material issue affecting the Portfolio's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio's total assets (including the value of all assets received as collateral for the loan). The Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Portfolio a loan premium fee. If the collateral consists of cash, the Portfolio will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Portfolio may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Portfolio derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

           Foreign Currency Transactions. The Portfolio may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

           Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive. The Portfolio's success in these transactions will depend principally on the ability of the Manager to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

           Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

           Short-Selling. In these transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio, which would result in a loss or gain, respectively.

           The Portfolio will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets. The Portfolio may not make a short sale which results in the Portfolio having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

           The Portfolio also may make short sales "against the box," in which the Portfolio enters into a short sale of a security it owns. At no time will more than 15% of the value of the Portfolio's net assets be in deposits on short sales against the box.

           Until the Portfolio closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

           Forward Commitments. The Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase or sell. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Portfolio enters into the commitment, but the Portfolio does not make payment until it receives delivery from the counterparty. The Portfolio will commit to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments.

           Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

Certain Investment Considerations and Risks

           Fixed-Income Securities. The Portfolio may invest in corporate debt obligations and other fixed-income securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by the Portfolio, such as those rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and BBB or lower by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch" and, together with Moody's and S&P, the "Ratings Agencies"), may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security. See "Lower Rated Securities" below and the "Appendix--Ratings Categories."

           Lower Rated Securities. The Portfolio may invest up to 5% of its net assets, in higher yielding (and, therefore, higher risk) debt securities such as those rated Ba by Moody's or BB by S&P or Fitch or as low as B by the Ratings Agencies (commonly known as junk bonds). They may be subject to greater risks and market fluctuations than certain lower yielding, higher rated fixed-income securities. See the "Appendix--Ratings Categories" for a general description of the ratings of the Ratings Agencies for fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Portfolio to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Portfolio will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

           You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Ratings Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

           Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other obligations of the issuer.

           Because there is no established retail secondary market for many of these securities, the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio's securities and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, the Manager's judgment may play a greater role in valuation.

           These securities may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that an economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

           The Portfolio may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Portfolio has no arrangement with any person concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

           The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds, pay-in-kind bonds and step-up bonds in which The Portfolio may invest. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

           Mortgage-Related Securities. Mortgage-related securities are subject to both credit and prepayment risk. Although they may provide opportunities for enhanced total return, you should be aware that the lower rated mortgage-related securities in which the Portfolio may invest are likely to be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities.

           Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk that is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security that may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Portfolio, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index, which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Portfolio. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Portfolio's mortgage-related securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

           Foreign Securities. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

           Because evidences of ownership of foreign securities usually are held outside the United States, the Portfolio investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Portfolio may trade on days when the Portfolio does not calculate its net asset value and thus may affect the Portfolio's net asset value on days when investors have no access to the Portfolio.

           Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Portfolio have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

           Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

           Simultaneous Investments. Investment decisions for the Portfolio are made independently from those of the other investment companies advised by the Manager. The Manager has adopted written trade allocation procedures for its respective equity and fixed income trading desks. Under the respective procedures, portfolio managers or trading desks will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio. The Portfolio, together with other investment companies advised by the Manager and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Portfolio's ability to dispose of some or all of its positions should it desire to do so.

Investment Restrictions

           The Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, the Portfolio has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 10 are not fundamental policies and may be changed by the Fund's Board members at any time. The Portfolio may not:

1.	Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio, however, may invest 25% or more of its total assets in securities, hybrid instruments and other derivative instruments issued by companies in the financial services sector.

2.	Invest in physical commodities, or purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

3.	Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

4.	The Portfolio may not lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Portfolio's total assets) or as otherwise permitted by the SEC. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Portfolio. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Board.

5.	Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6.	Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

7.	Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this investment restriction.

8.	Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

9.	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

10.	Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio's net assets would be so invested.

In addition, the Portfolio intends to: (i) comply with the diversification requirements under Section 817(h) of the Code, and (ii) comply in all material respects with relevant insurance laws and regulations applicable to investments of separate accounts of Participating Insurance Companies.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 3, however, if borrowings exceed 33-1/3% of the value of the Portfolio's total assets as a result of a change in values or assets, the Portfolio must take steps to reduce such borrowings at least to the extent of such excess.

The Fund and the Manager have received an exemptive order from the SEC which, among other things, permits the Portfolio to use cash collateral received in connection with lending the Portfolio's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of limitations imposed by the 1940 Act.

MANAGEMENT OF THE FUND

The Fund's Board is responsible for the management and supervision of the Portfolio and approves all significant agreements with those companies that furnish services to the Portfolio. These companies are as follows:

The Dreyfus Corporation Dreyfus Service Corporation Dreyfus Transfer, Inc. Mellon Bank, N.A.	Investment Adviser Distributor Transfer Agent Custodian

Board Members of the Fund

Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)                          Principal Occupation
Position with Fund (Since)          During Past 5 Years            Other Board Memberships and Affiliations
--------------------------------    -----------------------        -----------------------------------------
Joseph S. DiMartino (60)            Corporate Director and         The Muscular Dystrophy Association, Director
Chairman of the Board               Trustee                           Levcor International, Inc., an apparel fabric
(1995)                                                                processor, Director
                                                                      Century Business Services, Inc., a provider of
                                                                      outsourcing functions for small and medium
                                                                      size companies, Director
                                                                      The Newark Group, a provider of a national
                                                                      market of paper recovery facilities,
                                                                      paperboard mills and paperboard converting
                                                                      plants, Director

David P. Feldman (63)               Corporate Director and         BBH Mutual Funds Group (11 funds), Director
Board Member (1996)                 Trustee                           The Jeffrey Company, a private investment
                                                                      company, Director
                                                                      QMED, a medical device company, Director

Ehud Houminer (63)                  Executive-in-Residence at      Avnet Inc., an electronics distributor, Director
Board Member (1993)                   the Columbia Business          International Advisory Board to the MBA Program
                                      School, Columbia               School of Management, Ben Gurion University,
                                      University;                    Chairman
                                      Principal of Lear, Yavitz      Explore Charter School, Brooklyn, NY, Chairman
                                      and Associates, a
                                      management consulting firm
                                      from 1996 to 2001

Gloria Messinger (73)               Arbitrator for American        Yale Law School Fund, Director
Board Member (1993)                   Arbitration Association        Theater for a New Audience, Inc., Director
                                      and National Association       New York Women's Agenda Music Performance Trust
                                      of Securities Dealers,         Fund, Director
                                      Inc.;                          Brooklyn Philharmonic, Director
                                      Consultant in Intellectual
                                      Property

T. John Szarkowski (77)             Consultant in Photography      Photography Department at The Museum of Modern
Board Member (1996)                                                Art, Director Emeritus

Anne Wexler (73)                    Chairman of the Wexler         Wilshire Mutual Funds (5 funds), Director
Board Member (1996)                   Group, consultants             Methanex Corporation, a methanol production
                                      specializing in government     company, Director
                                      relations and public           Member of the Council of Foreign Relations
                                      affairs                        Member of the National Park Foundation
________________

1   None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.

Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Portfolio's investments. The audit committee met twice and the pricing committee met once during the year ended December 31, 2003. The nominating and compensation committees did not meet during the last fiscal year.

The table below indicates the dollar range of each Board member's ownership of Portfolio shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2003.

                                                         Aggregate
                                                         Holding of Funds
                                                         in the Dreyfus
                                                         Family of Funds
                                                         for Which Responsible as
        Name of Board Member           Portfolio         Board Member
        --------------------           ---------         ------------

        Joseph S. DiMartino            None              Over $100,000

        David P. Feldman               None              $50,001-$100,000

        Ehud Houminer                  None              Over $100,000

        Gloria Messinger               None              $50,001-$100,000

        T. John Szarkowski             None              $10,001-$50,000

        Anne Wexler                    None              None

As of December 31, 2003, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

The Fund typically pays its Board members its allocated portion of an annual retainer of $25,000 and a per meeting fee of $4,000 (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and three other funds (comprised of 16 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2003, were as follows:

                                                             Total Compensation
                                      Aggregate               From the Fund and
Name of Board                     Compensation From             Fund Complex
Member                                the Fund*            Paid to Board Member**
--------------------------        -------------------      -----------------------
Joseph S. DiMartino                    $19,007                  $815,938 (191)
David P. Feldman                       $15,204                  $167,000  (53)
John M. Fraser, Jr.***                  $4,141                  $ 32,500  (42)
Ehud Houminer                          $14,946                  $ 84,000  (25)
Gloria Messinger                       $14,946                  $ 45,000  (18)
T. John Szarkowski                     $12,562                  $ 37,500  (18)
Anne Wexler                            $11,228                  $ 80,000  (29)

__________
*	Amount does not include reimbursed expenses for attending Board meetings, which amounted to $5,893.00 for all Board members as a group.
**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Portfolio, for which the Board member serves.
***	Emeritus Board member as of May 24, 2000.

Officers of the Fund

                STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member, of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

                 STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President – Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

                 MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

                 MICHAEL A. ROSENBERG, Secretary since March 2000. Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

                 STEVEN F. NEWMAN, Assistant Secretary since March 2000. Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

                 JAMES WINDELS, Treasurer since November 2001. Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

                KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Fund Tax Director of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

                 ROBERT SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 25 investment companies (comprised of 102 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Manager since November 1990.

                WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 197 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

The Fund's Board members and officers, as a group, owned less than 1% of the Portfolio's voting securities outstanding on January __, 2004.

MANAGEMENT ARRANGEMENTS

Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Fund. As to the Portfolio, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to the Portfolio, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the Portfolio, in the event of its assignment (as defined in the 1940 Act).

The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

Portfolio Management. The Manager manages the Portfolio's investments in accordance with the stated policies of the Portfolio, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Portfolio with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Portfolio's primary portfolio manager is Gerald E. Thunelius.

In approving the current Agreement, as to the Portfolio, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Portfolio by the Manager; the investment management expertise of the Manager in respect of the Portfolio's investment strategies; the personnel, resources and experience of the Manager; the management fee payable to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; the relationship between the fees payable to the Manager under the Agreement and the Fund's Distribution Plan; and ancillary benefits the Manager may receive from its relationship with the Fund.

Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Portfolio. The Manager has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Manager's Code of Ethics and also are subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Manager's Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

The Manager maintains office facilities on behalf of the Portfolio, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Portfolio. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Portfolio. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or its affiliates, SEC fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. In addition, the Portfolio's shares are subject to an annual distribution fee. See "Distribution Plan." Expenses attributable to the Portfolio are charged against the assets of the Portfolio; other expenses of the Fund are allocated between the Fund's portfolios on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each portfolio.

As compensation for the Manager's services to the Portfolio, the Portfolio has agreed to pay the Manager a monthly management fee at the annual rate of [__]% of the value of the Portfolio's average daily net assets.

Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Portfolio's distributor on a best efforts basis pursuant to an agreement with the Fund, which is renewable annually.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Portfolio's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Portfolio, the handling of certain communications between shareholders and the Portfolio and the payment of dividends and distributions payable by the Portfolio. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Portfolio during the month, and is reimbursed for certain out-of-pocket expenses.

Mellon Bank, N.A., (the "Custodian") One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as Custodian for the Portfolio's investments. The Custodian has no part in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio. Under a custody agreement with the Fund, the Custodian holds the Portfolio's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Portfolio's assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

Portfolio shares currently are offered only to separate accounts of Participating Insurance Companies. Individuals may not place purchase orders directly with the Portfolio. The Portfolio offers only Service shares.

Separate accounts of the Participating Insurance Companies place orders based on, among other things, the amount of premium payments to be invested pursuant to Policies. See the prospectus of the separate account of the applicable Participating Insurance Company for more information on the purchase of Portfolio shares. The Portfolio does not issue share certificates.

Purchase orders from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the Portfolio determined on such business day if the orders are received by the Portfolio in proper form and in accordance with applicable requirements on the next business day and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders are received by the Portfolio on the next business day in accordance with applicable requirements. It is each Participating Insurance Company's responsibility to properly transmit purchase orders and Federal Funds in accordance with applicable requirements. Policyholders should refer to the prospectus for their Policies in this regard.

Portfolio shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (the "NYSE") on each day the NYSE is open for regular business. For purposes of determining net asset value, certain futures contracts may be valued 15 minutes after the close of trading on the floor of the NYSE. Net asset value per share is computed by dividing the value of the Portfolio's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. For information regarding the methods employed in valuing the Portfolio's investments, see "Determination of Net Asset Value."

DISTRIBUTION PLAN

Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Distribution Plan") with respect to the Portfolio's shares pursuant to which the Portfolio pays the Distributor at an annual rate of 0.25% of the value of the Portfolio's average daily net assets for distributing Portfolio shares, for advertising and marketing related to Portfolio shares and for servicing and/or maintaining accounts of Portfolio shareholders. Under the Distribution Plan, the Distributor may make payments to Participating Insurance Companies and the broker-dealers acting as principal underwriter for their variable insurance products in respect of these services. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that the Distribution Plan will benefit the Portfolio and the holders of its Service shares.

A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs Portfolio shareholders may bear pursuant to the Distribution Plan without the approval of such shareholders and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of the Portfolio's shares.

HOW TO REDEEM SHARES

General. Portfolio shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place redemption orders directly with the Portfolio. Redemption requests received by the Participating Insurance Company from separate accounts on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the Portfolio determined on such business day if the requests are received by the Portfolio in proper form and in accordance with applicable requirements on the next business day. It is each Participating Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. Policyholders should consult their Policy prospectus in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value. No charges are imposed by the Portfolio when shares are redeemed.

The Portfolio ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.

Should any conflict between VA contract holders and VLI policy holders arise which would require that a substantial amount of assets be withdrawn from the Portfolio, orderly portfolio management could be disrupted to the potential detriment of shareholders.

Redemption Commitment. The Portfolio has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the Portfolio in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit to protect the Portfolio's shareholders.

EXCHANGE PRIVILEGE

Investors can exchange Service shares for Service shares of any other fund or portfolio managed by the Manager that is offered only to separate accounts established by Participating Insurance Companies to fund Policies, or into shares of any such money market portfolio, subject to the terms and conditions relating to exchanges set forth in the applicable Participating Insurance Company prospectus. Policyholders should refer to the applicable Participating Insurance Company prospectus for more information on exchanging Portfolio shares. The Fund reserves the right to modify or discontinue its exchange program at any time upon 60 days' notice to the Participating Insurance Company.

DETERMINATION OF NET ASSET VALUE

Valuation of Portfolio Securities. The Portfolio's investments are valued each business day using available market quotations or at fair value. Substantially all of the Portfolio's fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and are valued at the mean price or yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from market makers. Other investments that are not valued by the Service are valued at the last sales price for securities traded primarily on an exchange or the national securities market or otherwise at the average of the most recent bid and asked prices. Bid-price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of the Portfolio's foreign portfolio securities. Short-term investments may be carried at amortized cost, which approximates value.

Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the Fund to have changed the value of the security), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Fund's Board. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

New York Stock Exchange Closings. The holidays (as observed) on which the NYSE is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Portfolio intends to qualify and elect to be treated as a "regulated investment company" under the Code, so long as such qualification is in the best interests of its shareholders. Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Portfolio does not qualify as a regulated investment company, it will be subject to the general rules governing the Federal income taxation of corporations under the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury Regulations, in order for the account to serve as the basis for VA contracts or VLI policies. Section 817(h) and the U.S. Treasury Regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the diversification requirements. If the Portfolio satisfies certain conditions, a segregated asset account owning shares of the Portfolio will be treated as owning multiple investments consisting of the account's proportionate share of each of the assets of the Portfolio. The Portfolio intends to satisfy these conditions so that the shares of the Portfolio owned by a segregated asset account of a Participating Insurance Company will be treated as multiple investments. Further, the Portfolio intends to satisfy the diversification standards prescribed Section 817(h) for segregated accounts. By meeting these and other requirements, the Participating Insurance Companies, rather than VA contract holders or VLI policyholders, should be subject to tax on distributions received with respect to Portfolio shares. The tax treatment on distributions made to a Participating Insurance Company will depend on the Participating Insurance Company's tax status.

If, however, the Portfolio were not to satisfy these conditions, a segregated asset account of a Participating Insurance Company owning shares of the Portfolio would be required to treat such shares as a single investment asset (and, accordingly, would not be able to treat its proportionate interest in the Portfolio's assets as being directly owned) for purposes of determining whether the segregated asset account is "adequately diversified" within the meaning of Section 817(h) of the Code. This, in turn, would make it more difficult for any such segregated asset account to satisfy the diversification standards of the Code. If a segregated asset account is not adequately diversified, it may not serve as the basis for VA contracts or VLI policies.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. In addition, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

Gain or loss, if any, realized by the Portfolio from certain financial futures transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

Offsetting positions held by the Portfolio involving futures may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. To the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Portfolio may constitute "mixed straddles." The Portfolio may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Portfolio's activities or to discuss state and local tax matters affecting the Portfolio. Policyholders are urged to consult their own tax advisers for more detailed information concerning tax implications of investments in the Portfolio. For more information concerning the Federal income tax consequences, Policyholders should refer to the prospectus for their Policies.

PORTFOLIO TRANSACTIONS

The Manager assumes general supervision over placing orders on behalf of the Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the research facilities of the Manager with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager. Such information may be useful to the Manager in serving both the Portfolio and other funds which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Portfolio.

Brokers will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds advised or administered by the Manager being engaged simultaneously in the purchase or sale of the same security. Certain transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Portfolio for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, the Portfolio will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager will not be deterred from changing the Portfolio's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

From time to time, consistent with the policy of obtaining the most favorable net price, the Portfolio may conduct brokerage transactions through the Manager or its affiliates. The Fund's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.

PERFORMANCE INFORMATION

As a new fund, past performance information is not provided for the Portfolio as of the date of this Statement of Additional Information.

Current yield is computed pursuant to a formula which operates as follows: the amount of the Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Portfolio during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

Total return is calculated by subtracting the amount of the Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

The Portfolio's average annual return and total return should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under VA contracts or VLI policies or any charges imposed by eligible plans. In addition, the Portfolio's total return should be distinguished from the rate of return of a separate account or investment division of a separate account of a Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and therefore will be lower. Policyholders should consult the applicable Participating Insurance Company prospectus for such Policy.

Comparative performance information may be used from time to time in advertising or marketing the Portfolio's shares, including data from Standard & Poor's 500 Composite Stock Price Index, Standard & Poor's MidCap 400 Index, Lipper Analytical Services, Inc., the Dow Jones Industrial Average, Money Magazine, Morningstar, Inc. and other industry publications. The Portfolio may cite in its advertisements or in reports or other communications to shareholders, historical performance of unmanaged indices as reported in Ibbotson, Roger G. and Rex A. Sinquefield, Stocks, Bonds, Bills and Inflation (SBBI), updated annually in the SBBI Yearbook, Ibbotson Associates, Chicago.

INFORMATION ABOUT THE FUND AND PORTFOLIO

Each share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Portfolio shares have no preemptive, subscription or conversion rights and are freely transferable.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Portfolio shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

To date, the Board has authorized the creation of two series of shares. All consideration received by the Fund for shares of one Portfolio and all assets in which such consideration is invested will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio are treated separately from those of the other Portfolio's. The Fund has the ability to create, from time to time, new series without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

The Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Portfolio's Prospectus.

_________________, has been selected as independent accountants of the Portfolio.

APPENDIX
Rating Categories

          Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch Ratings ("Fitch"):

S&P

Long-term

AAA
          An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
          An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
          An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
          An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
          Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
          An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
          An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
          An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

r
          The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
          The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

          Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

A-1
          A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
          A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
          A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
          A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C
          A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

Moody's

Long-term

Aaa
          Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
          Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A
          Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
          Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
          Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
          Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
          Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

          Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

           Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch
Long-term investment grade

AAA
          Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
          Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
          High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
          Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB
           Speculative. ' BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
          Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
          High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

Short-term

          A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
          Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
          Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
          Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
           Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
          High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

           'NR' indicates that Fitch does not rate the issuer or issue in question.

          Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

DREYFUS STOCK INDEX FUND, INC.

PART C. OTHER INFORMATION

Item 23.     Exhibits
--------     ---------

(a)(1)       Registrant's Articles of Incorporation are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 6
             to the Registration Statement on Form N-1A, filed on April 20,
             1994

(a)(2)       Registrant's Articles of Amendment.*

(b)          Registrant's By-Laws, as amended, are incorporated by reference to
             Exhibit (b) of Post-Effective Amendment No. 13 to the Registration
             Statement on Form N-lA, filed on April 26, 2000.

(d)(1)       Management Agreement with respect to Stock Index Portfolio is incorporated by reference to Exhibit (5)(a) of Post-Effective
             Amendment No. 8 to the Registration Statement on Form N-1A,
             filed on February 29, 1996.

(d)(2)       Management Agreement with respect to Real Return Portfolio.*

(e)          Distribution Agreement.*

(g)(1)       Custody Agreement with respect to Stock Index Portfolio is incorporated by reference to Exhibit 8 of Post-Effective Amendment
             No. 8 to the Registration Statement on Form N-lA, filed on February
             29, 1996.

(g)(2)       Custody Agreement with respect to Real Return Portfolio.*

(h)          Shareholder Services Plan is incorporated by reference to
             Exhibit (9) of Post-Effective Amendment No. 7 to the Registration
             Statement on Form N-1A, filed on March 2, 1995.

(i)          Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 6 to
             the Registration Statement on Form N-1A, filed on April 20,
             1994.

(j)          Consent of Independent Auditors.*

(m)          Distribution Plan, as revised.*

(o)          Rule l8f-3 P1an, as revised.*

(p)          Code of Ethics is incorporated by reference to Exhibit (p)
             of Post-Effective Amendment No. 13 to the Registration
             Statement on Form N-lA, filed on April 26, 2000.
_______________

* To be filed by amendment.

Item 23.                    Exhibits. - List (continued)
-------                     ----------------------------------------------------

                            Other Exhibits
                            -------------
                                (a)       Powers of Attorney of the Board members and
                                          officers are incorporated by reference to
                                          Other Exhibits (a) of Post-Effective Amendment
                                          No. 18 to the Registration Statement on Form
                                          N-1A, filed on April 15, 2003.

                                (b)       Certificate of Secretary is incorporated by
                                          reference to Other Exhibits (b) of
                                          Post-Effective Amendment No. 10 to the
                                          Registration Statement on Form N-lA,
                                          filed on April 29, 1998.

Item 24.                   Persons Controlled by or under Common Control with Registrant.
-------                    ---------------------------------------------------------------
                           Not Applicable

Item 25.                   Indemnification
-------                    ---------------

                          The Statement as to the general effect of any contract,
                          arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item
                          27 of Part C of Pre-Effective Amendment No. 1 to the
                          Registration Statement on Form N-LA, filed on September 8,
                          1989.

                          Reference is also made to the Distribution Agreement
                          incorporated by reference to Exhibit (e) of Post-Effective
                          Amendment No. 14 to the Registration Statement on Form N-lA,
                          filed on October 31, 2000.

Item 26.                   Business and Other Connections of Investment Adviser.
-------                    ---------------------------------------------------

                           The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business
                           consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts.  Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus
                           Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by
                           Dreyfus. Dreyfus Investment Advisors, Inc., another
                           wholly-owned subsidiary, provides investment management
                           services to various pension plans, institutions and
                           individuals.

ITEM 26.                 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)
-------                  --------------------------------------------------------------
                         OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

NAME AND POSITION
WITH DREYFUS                     OTHER BUSINESSES                               POSITION HELD

STEPHEN R. BYERS                 Lighthouse Growth Advisors LLC++               Member, Board of Managers
Director, Vice Chairman, and                                                    President
Chief Investment Officer
                                 Dreyfus Service Corporation++                  Senior Vice President

                                 Founders Asset Management,                     Member, Board of
                                 LLC****                                        Managers

                                 Dreyfus Investment Advisors,                   Chief Investment Officer
                                 Inc. ++                                        and Director

STEPHEN E. CANTER                Mellon Financial Corporation+                  Vice Chairman
Chairman of the Board,
Chief Executive Officer and      Mellon Bank, N.A.+                             Vice Chairman
Chief Operating Officer
                                 Mellon Growth Advisors, LLC*                   Board Member

                                 Dreyfus Investment                             Chairman of the Board
                                 Advisors, Inc.++                               Director
                                                                                President

                                 Newton Management Limited                      Director
                                 London, England

                                 Mellon Bond Associates, LLP+                   Executive Committee
                                                                                Member

                                 Mellon Equity Associates, LLP+                 Executive Committee
                                                                                Member

                                 Franklin Portfolio Associates,                 Director
                                 LLC*

                                 Franklin Portfolio Holdings, Inc.*             Director

                                 The Boston Company Asset                       Director
                                 Management, LLC*

                                 TBCAM Holdings, Inc.*                          Director

                                 Mellon Capital Management                      Director
                                 Corporation***

                                 Founders Asset Management                      Member, Board of
                                 LLC****                                        Managers

                                 The Dreyfus Trust Company+++                   Director
                                                                                Chairman
                                                                                President
                                                                                Chief Executive Officer

J. CHARLES CARDONA                Dreyfus Investment Advisors,                  Chairman of the Board
Director and Vice Chairman        Inc.++

                                  Boston Safe Advisors, Inc.++                  Director

                                  Dreyfus Service Corporation++                 Executive Vice President
                                                                                Director

STEVEN G. ELLIOTT                 Mellon Financial Corporation+                 Director
Director                                                                        Senior Vice Chairman
                                                                                Chief Financial Officer

                                  Mellon Bank, N.A.+                            Director
                                                                                Senior Vice Chairman
                                                                                Chief Financial Officer

                                  Mellon EFT Services Corporation               Director

                                  Mellon Bank Center, 8th Floor
                                  1735 Market Street
                                  Philadelphia, PA 19103

                                  Mellon Financial Services                     Director
                                  Corporation #1                                Vice President
                                  Mellon Bank Center, 8th Floor
                                  1735 Market Street
                                  Philadelphia, PA 19103

                                  Boston Group Holdings, Inc.*                  Vice President

                                  APT Holdings Corporation                      Treasurer
                                  Pike Creek Operations Center
                                  4500 New Linden Hill Road
                                  Wilmington, DE 19808

                                  Allomon Corporation                           Director
                                  Two Mellon Bank Center
                                  Pittsburgh, PA 15259

                                  Mellon Financial Company+                     Principal Exec. Officer
                                                                                Chief Executive Officer
                                                                                Director
                                                                                President

                                  Mellon Overseas Investments                   Director
                                  Corporation+

                                  Mellon Financial Services                     Treasurer
                                  Corporation # 5+

                                  Mellon Financial Markets, Inc.+               Director

                                  Mellon Financial Services                     Director
                                  Corporation #17

                                  Mellon Mortgage Company                       Director
                                  Houston, TX

                                  Mellon Ventures, Inc. +                       Director

DAVID F. LAMERE                   Mellon Financial Corporation +                Vice Chairman
Director
                                  Wellington-Medford II Properties,             President and Director
                                  Inc.
                                  Medford, MA

                                  TBC Securities Co., Inc.                      President and Director
                                  Medford, MA

                                  The Boston Company, Inc. *                    Chairman & CEO

                                  Boston Safe Deposit and Trust                 Chairman & CEO
                                  Company*

                                  Mellon Private Trust Co., N.A.                Chairman
                                  2875 Northeast 191st Street,                  Director
                                  North Miami, FL 33180

                                  Newton Management Limited                     Director
                                  London, England

                                  Laurel Capital Advisors, LLP+                 Executive Committee Member

                                  Mellon Bank, N.A. +                           Vice Chairman
                                                                                Exec. Management Group
                                                                                Exec. Vice President

                                  Mellon Trust of New York National             Chairman
                                  Association
                                  1301 Avenue of the Americas
                                  New York, NY 10017

                                  Mellon Trust of California                    Chairman
                                  Los Angles, CA

                                  Mellon United National Bank                   Chairman
                                  2875 Northeast 191st Street,                  Director
                                  North Miami, FL 33180

                                  Mellon Asset Holding's, Inc. +                President
                                                                                Director

                                  Mellon Global Investing Corp. +               President

MARTIN G. MCGUINN                 Mellon Financial Corporation+                 Chairman
Director                                                                        Chief Executive Officer
                                                                                Director

                                  Mellon Bank, N. A. +                          Chairman
                                                                                Chief Executive Officer
                                                                                Director

                                  Mellon Leasing Corporation+                   Vice Chairman

MICHAEL G. MILLARD                Lighthouse Growth Advisors LLC++              Member, Board of Managers
Director and President                                                          Vice President

                                  Dreyfus Service Corporation++                 Chairman of the Board
                                                                                Chief Executive Officer
                                                                                Director
                                                                                Executive Vice President
                                                                                Senior Vice President
                                                                                Executive Vice President
                                                                                Dreyfus Investment Division

                                  Dreyfus Service Organization, Inc.            Director

                                  Dreyfus Insurance Agency of                   Director
                                  Massachusetts Inc. ++

                                  Founders Asset Management                     Member, Board of Managers
                                  LLC****

                                  Boston Safe Advisors, Inc. ++                 Director

RONALD P. O'HANLEY                Mellon Financial Corporation+                 Vice Chairman
Vice Chairman
and Director

                                  Mellon Bank, N.A. +                           Vice Chairman

                                  Mellon Growth Advisors, LLC*                  Board Member

                                  Standish-Mellon Asset Management              Board Member
                                  Holdings, LLC
                                  One Financial Center
                                  Boston, MA 02211

                                  Standish-Mellon Asset Management              Board Member
                                  Company, LLC
                                  One Financial Center
                                  Boston, MA 02211

                                  Franklin Portfolio Holdings, Inc.*            Director

                                  Franklin Portfolio Associates,                Director
                                  LLC*

                                  Pareto Partners (NY)                          Partner Representative
                                  505 Park Avenue
                                  NY, NY 10022

                                  Boston Safe Deposit and Trust                 Executive Committee
                                  Company* Member                               Director

                                  The Boston Company, Inc.*                     Executive Committee
                                                                                Member
                                                                                Director

                                  Buck Consultants, Inc.++                      Director

                                  Newton Management Limited                     Executive Committee
                                  London, England Member                        Director

                                  Mellon Global Investments Japan Ltd.          Non-Resident Director
                                  Tokyo, Japan

                                  TBCAM Holdings, Inc.*                         Director

                                  The Boston Company Asset                      Director
                                  Management, LLC*

                                  Boston Safe Advisors, Inc. ++                 Chairman
                                                                                Director

                                  Pareto Partners                               Partner Representative
                                  271 Regent Street
                                  London, England WIR 8PP

                                  Mellon Capital Management                     Director
                                  Corporation***

                                  Certus Asset Advisors Corp.**                 Director

                                  Mellon Bond Associates, LLP+                  Trustee
                                                                                Chairman

                                  Mellon Equity Associates, LLP+                Trustee
                                                                                Chairman

                                  Mellon Global Investing Corp. *               Director
                                                                                Chairman
                                                                                Chief Executive Officer

                                  Laurel Capital Advisors+                      Trustee

J. DAVID OFFICER                  Dreyfus Service Corporation++                 President
Vice Chairman                                                                   Executive Vice President
and Director                                                                    Director

                                  MBSC, LLC++                                   Manager, Board of Managers
                                                                                and President

                                  Boston Safe Advisors, Inc.++                  Director

                                  Dreyfus Transfer, Inc.++                      Chairman and Director

                                  Dreyfus Service Organization,                 Director
                                  Inc.++

                                  Dreyfus Insurance Agency of                   Director
                                  Massachusetts, Inc.*

                                  Dreyfus Brokerage Services, Inc.              Chairman
                                  6500 Wilshire Boulevard, 8th Floor,
                                  Los Angeles, CA 90048

                                  Seven Six Seven Agency, Inc.++                Director

                                  Mellon Residential Funding Corp. +            Director

                                  Mellon Trust of Florida, N.A.                 Director
                                  2875 Northeast 191st Street
                                  North Miami Beach, FL 33180

                                  Mellon Bank, N.A.+                            Executive Vice President

                                  The Boston Company, Inc.*                     Vice Chairman
                                                                                Director

                                  RECO, Inc.*                                   President
                                                                                Director

                                  Boston Safe Deposit and Trust                 Director
                                  Company*

                                  Mellon Trust of New York                      Director
                                  1301 Avenue of the Americas
                                  New York, NY 10019

                                  Mellon Trust of California                    Director
                                  400 South Hope Street
                                  Suite 400
                                  Los Angeles, CA 90071

                                  Mellon United National Bank                   Director
                                  1399 SW 1st Ave., Suite 400
                                  Miami, Florida

                                  Boston Group Holdings, Inc.*                  Director

                                  Dreyfus Financial Services Corp. +            Director

                                  Dreyfus Investment Services                   Director
                                  Corporation+

RICHARD W. SABO                   Founders Asset Management                     President
Director                          LLC****                                       Chief Executive Officer

DIANE P. DURNIN                   Seven Six Seven Agency, Inc. ++               Director
Executive Vice President

MARK N. JACOBS                    Dreyfus Investment                            Director
General Counsel,                  Advisors, Inc.++
Executive Vice President, and
Secretary

                                  The Dreyfus Trust Company+++                  Director

                                  The TruePenny Corporation++                   President
                                                                                Director

PATRICE M. KOZLOWSKI              None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                Lighthouse Growth Advisors LLC++              Member, Board of Managers
Controller                                                                      Vice President and
                                                                                Treasurer

                                  The Dreyfus Trust Company+++                  Chief Financial Officer
                                                                                Treasurer
                                                                                Director

                                  MBSC, LLC++                                   Chief Financial Officer
                                                                                Manager, Board of Managers

                                  Boston Safe Advisors, Inc. ++                 Chief Financial Officer
                                                                                Director

                                  Dreyfus Service Corporation++                 Chief Financial Officer
                                                                                Director

                                  Dreyfus Consumer Credit                       Treasurer
                                  Corporation ++

                                  Dreyfus Investment Advisors, Inc. ++          Treasurer

                                  Dreyfus-Lincoln, Inc.                         Vice President
                                  c/o Mellon Corporation                        Director
                                  Two Greenville Center
                                  4001 Kennett Pike
                                  Suite 218
                                  Greenville, DE 19807

                                  The TruePenny Corporation++                   Vice President
                                                                                Director

                                  The Trotwood Corporation++                    Vice President

                                  Trotwood Hunters Corporation++                Vice President

                                  Trotwood Hunters Site A Corp. ++              Vice President

                                  Dreyfus Transfer, Inc. ++                     Chief Financial
                                                                                Officer

                                  Dreyfus Service                               Treasurer
                                  Organization, Inc.++

                                  Dreyfus Insurance Agency of                   Assistant Treasurer
                                  Massachusetts, Inc.*

MARY BETH LEIBIG                  None
Vice President -
Human Resources

ANGELA E. PRICE                   None
Vice President

THEODORE A. SCHACHAR              Lighthouse Growth Advisors LLC++              Assistant Treasurer
Vice President - Tax

                                  Dreyfus Service Corporation++                 Vice President:- Tax

                                  MBSC, LLC++                                   Vice President:- Tax

                                  The Dreyfus Consumer Credit                   Chairman
                                  Corporation ++                                President

                                  Dreyfus Investment Advisors,                  Vice President - Tax
                                  Inc.++

                                  Dreyfus Service Organization,                 Vice President - Tax
                                  Inc.++

WENDY STRUTT                      None
Vice President

RAYMOND J. VAN COTT               Mellon Financial Corporation+                 Vice President
Vice President -
Information Systems

JAMES BITETTO                     The TruePenny Corporation++                   Secretary
 Assistant Secretary
                                  Dreyfus Service Corporation++                 Assistant Secretary

                                  Dreyfus Investment                            Assistant Secretary
                                  Advisors, Inc.++

                                  Dreyfus Service                               Assistant Secretary
                                  Organization, Inc.++

                                  The Dreyfus Consumer Credit                   Vice President and Director
                                  Corporation++

STEVEN F. NEWMAN                  Dreyfus Transfer, Inc. ++                     Vice President
Assistant Secretary                                                             Director
                                                                                Secretary

                                  Dreyfus Service                               Secretary
                                  Organization, Inc.++

*      The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
**     The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***    The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****   The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+      The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++     The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++    The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Item 27. Principal              Underwriters
------------------              -------------

           (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)        CitizensSelect Funds
2)        Dreyfus A Bonds Plus, Inc.
3)        Dreyfus Appreciation Fund, Inc.
4)        Dreyfus Balanced Fund, Inc.
5)        Dreyfus BASIC Money Market Fund, Inc.
6)        Dreyfus BASIC Municipal Fund, Inc.
7)        Dreyfus BASIC U.S. Mortgage Securities Fund
8)        Dreyfus BASIC U.S. Government Money Market Fund
9)        Dreyfus Bond Funds, Inc.
10)       Dreyfus California Intermediate Municipal Bond Fund
11)       Dreyfus California Tax Exempt Bond Fund, Inc.
12)       Dreyfus California Tax Exempt Money Market Fund
13)       Dreyfus Cash Management
14)       Dreyfus Cash Management Plus, Inc.
15)       Dreyfus Connecticut Intermediate Municipal Bond Fund
16)       Dreyfus Connecticut Municipal Money Market Fund, Inc.
17)       Dreyfus Fixed Income Securities
18)       Dreyfus Florida Intermediate Municipal Bond Fund
19)       Dreyfus Florida Municipal Money Market Fund
20)       Dreyfus Founders Funds, Inc.
21)       The Dreyfus Fund Incorporated
22)       Dreyfus GNMA Fund, Inc.
23)       Dreyfus Government Cash Management Funds
24)       Dreyfus Growth and Income Fund, Inc.
25)       Dreyfus Growth and Value Funds, Inc.
26)       Dreyfus Growth Opportunity Fund, Inc.
27)       Dreyfus Index Funds, Inc.
28)       Dreyfus Institutional Cash Advantage Funds
29)       Dreyfus Institutional Money Market Fund
30)       Dreyfus Institutional Preferred Money Market Funds
31)       Dreyfus Insured Municipal Bond Fund, Inc.
32)       Dreyfus Intermediate Municipal Bond Fund, Inc.
33)       Dreyfus International Funds, Inc.
34)       Dreyfus Investment Bond Funds, Inc.
35)       Dreyfus Investment Portfolios
36)       The Dreyfus/Laurel Funds, Inc.
37)       The Dreyfus/Laurel Funds Trust
38)       The Dreyfus/Laurel Tax-Free Municipal Funds
39)       Dreyfus LifeTime Portfolios, Inc.
40)       Dreyfus Liquid Assets, Inc.
41)       Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)       Dreyfus Massachusetts Municipal Money Market Fund
43)       Dreyfus Massachusetts Tax Exempt Bond Fund
44)       Dreyfus Midcap Index Fund, Inc.
45)       Dreyfus Money Market Instruments, Inc.
46)       Dreyfus Municipal Bond Fund, Inc.
47)       Dreyfus Municipal Cash Management Plus
48)       Dreyfus Municipal Money Market Fund, Inc.
49)       Dreyfus New Jersey Intermediate Municipal Bond Fund
50)       Dreyfus New Jersey Municipal Money Market Fund, Inc.
51)       Dreyfus New York Municipal Cash Management
52)       Dreyfus New York Tax Exempt Bond Fund, Inc.
53)       Dreyfus New York Tax Exempt Intermediate Bond Fund
54)       Dreyfus New York Tax Exempt Money Market Fund
55)       Dreyfus U.S. Treasury Intermediate Term Fund
56)       Dreyfus U.S. Treasury Long Term Fund
57)       Dreyfus 100% U.S. Treasury Money Market Fund
58)       Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)       Dreyfus Pennsylvania Municipal Money Market Fund
60)       Dreyfus Premier California Municipal Bond Fund
61)       Dreyfus Premier Equity Funds, Inc.
62)       Dreyfus Premier Fixed Income Funds
63)       Dreyfus Premier International Funds, Inc.
64)       Dreyfus Premier GNMA Fund
65)       Dreyfus Premier Municipal Bond Fund
66)       Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67)       Dreyfus Premier New Leaders Fund, Inc.
68)       Dreyfus Premier New York Municipal Bond Fund
69)       Dreyfus Premier Opportunity Funds
70)       Dreyfus Premier State Municipal Bond Fund
71)       Dreyfus Premier Stock Funds
72)       The  Dreyfus Premier Third Century Fund, Inc.
73)       Dreyfus Premier Value Equity Funds
74)       Dreyfus Premier Worldwide Growth Fund, Inc.
75)       Dreyfus Short-Intermediate Government Fund
76)       Dreyfus Short-Intermediate Municipal Bond Fund
77)       The Dreyfus Socially Responsible Growth Fund, Inc.
78)       Dreyfus Stock Index Fund, Inc.
79)       Dreyfus Tax Exempt Cash Management
80)       Dreyfus Treasury Cash Management
81)       Dreyfus Treasury Prime Cash Management
82)       Dreyfus Variable Investment Fund
83)       Dreyfus Worldwide Dollar Money Market Fund, Inc.
84)       General California Municipal Bond Fund, Inc.
85)       General California Municipal Money Market Fund
86)       General Government Securities Money Market Funds, Inc.
87)       General Money Market Fund, Inc.
88)       General Municipal Bond Fund, Inc.
89)       General Municipal Money Market Funds, Inc.
90)       General New York Municipal Bond Fund, Inc.
91)       General New York Municipal Money Market Fund
92)       Mellon Funds Trust

(b)

                                                                                          None Position
Name and principal                                                                        and Office
Business address                Positions and offices with the Distributor                Registrant
-----------------               ------------------------------------------               --------------

Michael G. Millard*               Chief Executive Officer and Chairman of the Board        None
J. David Officer*                 President and Director                                   None
J. Charles Cardona*               Executive Vice President and Director                    None
Anthony DeVivio**                 Executive Vice President and Director                    None
James Neiland*                    Executive Vice President and Director                    None
Irene Papadoulis**                Director                                                 None
Laura Mulhall*                    Executive Vice President                                 None
Prasanna Dhore*                   Executive Vice President                                 None
Noreen Ross *                     Executive Vice President                                 None
Matthew R. Schiffman*             Executive Vice President and Director                    None
William H. Maresca*               Chief Financial Officer and Director                     None
Ken Bradle**                      Senior Vice President                                    None
Stephen R. Byers*                 Senior Vice President                                    Executive Vice
                                                                                           President
Walter Kress*                     Senior Vice President                                    None
Matthew Perrone**                 Senior Vice President                                    None
Bradley J. Skapyak*               Senior Vice President                                    None
Bret Young*                       Senior Vice President                                    None
Jane Knight*                      Chief Legal Officer and Secretary                        None
Stephen Storen*                   Chief Compliance Officer                                 None
Maria Georgopoulos*               Vice President - Facilities Management                   None
William Germenis*                 Vice President - Compliance                              Anti-Money
                                                                                           Laundering
                                                                                           Compliance
Tracy Hopkins*                    Vice President                                           None
Hal Marshall*                     Vice President - Compliance                              None
Mary Merkle*                      Vice President - Compliance                              None
Paul Molloy*                      Vice President                                           None
James Muir *                      Vice President - Compliance                              None
Theodore A. Schachar*             Vice President - Tax                                     None
William Schalda*                  Vice President                                           None
James Windels*                    Vice President                                           Treasurer
James Bitetto*                    Assistant Secretary                                      None
Ronald Jamison*                   Assistant Secretary                                      None
Carlene Kim*                      Assistant Secretary                                      None

*         Principal business address is 200 Park Avenue, New York, NY 10166.
**        Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

Item 28.  Location of Accounts and Records
--------- ----------------------------------
      1.       Mellon Bank, N.A.
               One Mellon Bank Center
               Pittsburgh, Pennsylvania 15258

      2.       Dreyfus Transfer, Inc.
               200 Park Avenue
               New York, New York 10166

      3.       The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

Item 29.       Management Services
---------      ---------------------

               Not Applicable

Item 30.       Undertakings
---------      -------------

               None

SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of January, 2004.

DREYFUS STOCK INDEX FUND, INC.

By:	/s/ Stephen E. Canter* Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

    Signatures                                           Title                      Date
---------------------------                       ------------------------        --------

/s/Stephen E. Canter*                             President (Principal             01/30/04
------------------------------                    Executive Officer)
Stephen E. Canter

/s/James Windels*                                 Treasurer                        01/30/04
------------------------------                    (Principal Financial
James Windels                                     and Accounting Officer)

/s/Joseph S. DiMartino*                           Chairman of the Board            01/30/04
------------------------------
Joseph S. DiMartino

/s/David P. Feldman*                              Board Member                     01/30/04
------------------------------
David P. Feldman

/s/Ehud Houminer*                                 Board Member                     01/30/04
------------------------------
Ehud Houminer

/s/Gloria Messinger*                              Board Member                     01/30/04
------------------------------
Gloria Messinger

/s/ T. John Szarkowski*                           Board Member                     01/30/04
-----------------------------
T. John Szarkowski

/s/Anne Wexler*                                   Board Member                     01/30/04
-----------------------------
Anne Wexler

*BY: /s/Michael A. Rosenberg
     ------------------------
     Michael A. Rosenberg,
     Attorney-in-Fact